Other Information: Employees	12 Months Ended
Dec. 31, 2021
Other Information: Employees
Other Information: Employees

29. Other Information: Employees

The Group had an average of 799 employees (2020: 620; 2019: 681) in the reporting period. The employees are classified as divided in industrial employees and commercial employees. In 2021, the industrial employees amount totaled to 546 (2020: 424; 2019: 487) and the commercial employees amount totaled to 253 (2020: 197; 2019: 194).